Promissory Notes Payable (Details Narrative) - USD ($)	Jun. 30, 2016	Dec. 31, 2015
Promissory Notes Payable Details Narrative
Outstanding principal balance	$ 55,208	$ 63,208
Carrying amount of the original issue discount	$ 9,759	$ 17,108